PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
Schedule of Property Plant and Equipment [Table Text Block]
	Useful Life	September 30, 2015	December 31, 2014
		(Unaudited)
Building	20 years	$2,871,695	$389,031
Operating equipment	5-10 years	2,005,815	1,704,971
Vehicle	3-5 years	43,992	41,706
Office equipment	3-20 years	67,791	63,516
		4,989,293	2,199,224
Less: accumulated depreciation		(392,717)	(937,584)
		$4,596,576	$1,261,640

		December 31,
	Useful Life	2014	2013
Building	20 years	$389,031	$390,820
Operating equipment	5-10 years	1,704,971	2,010,931
Vehicle	3-5 years	41,706	41,898
Office equipment	3-20 years	63,516	57,265
		2,199,224	2,500,914
Less: accumulated depreciation		(937,584)	(886,743)
		$1,261,640	$1,614,171